Related Parties - Schedule of Transactions with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Purchases	$ 917,051	$ 1,639,583	$ 1,244,306
Sales	759,577	904,876	686,172
Other gain/(loss)	(854,709)	2,364	3,089
Financing provided(received), net	3,902	944,530	87,836
Receivable from	451,377	1,315,288
Payable to	(215,959)	(179,672)
Total outstanding, net	235,418	1,135,616
Related metallurgical plants [Member]
Related Party Transaction [Line Items]
Purchases	874,135	1,555,754	1,228,542
Sales	431,188	419,048	419,786
Other gain/(loss)	(853,911)	2,364	1,390
Financing provided(received), net		944,530
Receivable from	278,362	1,058,425
Payable to	(212,302)	(177,745)
Total outstanding, net	66,060	880,680
Metallurg-Trust [Member]
Related Party Transaction [Line Items]
Purchases	441	1,403	36
Sales	320,047	422,989	220,168
Receivable from	161,785	176,105
Payable to	(791)	(56)
Total outstanding, net	160,994	176,049
Usipar [Member]
Related Party Transaction [Line Items]
Purchases	32,351	72,114	7,456
Sales		61,189	13,372
Receivable from		80,544
Total outstanding, net		80,544
TPTU [Member]
Related Party Transaction [Line Items]
Purchases	5,210	5,664	2,857
Sales	209	11	12
Receivable from	19	5
Payable to	(560)	(633)
Total outstanding, net	(541)	(628)
TRMZ [Member]
Related Party Transaction [Line Items]
Purchases	4,509	4,446	4,043
Sales	1,630	1,629	1,378
Other gain/(loss)			1,278
Receivable from	265	191
Payable to	(2,108)	(1,221)
Total outstanding, net	(1,843)	(1,030)
Somani [Member]
Related Party Transaction [Line Items]
Sales	6,144
Receivable from	6,144
Total outstanding, net	6,144
Other Related Parties [Member]
Related Party Transaction [Line Items]
Purchases	405	202	172
Sales	359	10	29
Other gain/(loss)	(798)		211
Financing provided(received), net	3,902
Receivable from	4,802	18
Payable to	(198)	(17)
Total outstanding, net	4,604	1
Calridge Ltd [Member]
Related Party Transaction [Line Items]
Other gain/(loss)			161
Financing provided(received), net			87,836
Laminorul [Member]
Related Party Transaction [Line Items]
Purchases			1,140
Sales			12,231
TPP Rousse [Member]
Related Party Transaction [Line Items]
Sales			19,196
Nerungribank [Member]
Related Party Transaction [Line Items]
Purchases			60
Other gain/(loss)			$ 49